Share capital warrants and subscription receipts - Summary Of The Number Of Options Outstanding (Detail)	12 Months Ended
	Nov. 30, 2024 shares $ / shares	Nov. 30, 2024 shares $ / shares $ / shares	Nov. 30, 2023 shares $ / shares	Nov. 30, 2023 shares $ / shares $ / shares	Nov. 30, 2024 shares $ / shares	Nov. 30, 2023 shares $ / shares
CA$
Disclosure of classes of share capital [line items]
Number of options beginning balance	1,774,559	1,774,559	1,180,052	1,180,052
Number of options, granted	3,338,635	3,338,635	792,193	792,193
Number of options,Forfeited and expired – CAD	(86,986)	(86,986)	(197,686)	(197,686)
Number of options ending balance	5,026,208	5,026,208	1,774,559	1,774,559
Options exercisable outstanding	926,539	926,539	2,444,172	2,444,172	926,539	2,444,172
Weighted average beginning balance | (per share)	$ 11.51	$ 8.48	$ 15.92	$ 11.84
Weighted average, granted | (per share)	1.75	1.27	5.16	3.8
Weighted average,Forfeited and expired | (per share)	16.85	$ 12.18	12.34	$ 9.1
Weighted average options exercisable | (per share)	15.19	$ 15.19	7.76	$ 7.76	$ 11.19	$ 5.54
Weighted average ending balance | (per share)	$ 4.98	$ 3.55	$ 11.51	$ 8.48
US$
Disclosure of classes of share capital [line items]
Number of options beginning balance	279,369	279,369	106,643	106,643
Number of options, granted	420,852	420,852	203,935	203,935
Number of options, Forfeited – USD	(38,243)	(38,243)	(31,209)	(31,209)
Number of options ending balance	661,978	661,978	279,369	279,369
Options exercisable outstanding	65,692	65,692	302,366	302,366	65,692	302,366
Weighted average beginning balance | (per share)	$ 0	$ 6.02	$ 0	$ 10
Weighted average, granted | (per share)	0	1.26	0	3.8
Weighted average, Forfeited | (per share)	0	$ 5.35	0	$ 5.01
Weighted average options exercisable | (per share)	0	$ 0	0	$ 0	$ 9.48	$ 4.37
Weighted average ending balance | (per share)	$ 0	$ 3.35	$ 0	$ 6.02